Decommissioning Liabilities - Summary of Decommissioning Provision (Detail) $ in Millions	6 Months Ended
Jun. 30, 2022 CAD ($)
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Beginning balance	$ 3,906
Liabilities Incurred	6
Liabilities Settled	(75)
Liabilities Disposed	(84)
Change in Estimated Future Cash Flows	2
Change in Discount Rate	(1,050)
Unwinding of Discount on Decommissioning Liabilities (Note 5)	89
Foreign Currency Translation	(6)
Ending balance	$ 2,788